FINANCIAL INSTRUMENTS (Summary of hedged items) (Details) - Cash flow hedges - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0	$ 0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	13,650	9,845
Cash flow hedge reserve (AOCI)	(13,650)	(9,845)
Foreign currency risk | Forecast sales
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(1,945)	(1,359)
Cash flow hedge reserve (AOCI)	1,945	1,359
Foreign currency risk | Forecast expenses
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	736	(750)
Cash flow hedge reserve (AOCI)	(736)	750
Commodity risk | Forecast purchases
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	4,733	(4,112)
Cash flow hedge reserve (AOCI)	(4,733)	4,112
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	10,126	16,066
Cash flow hedge reserve (AOCI)	$ (10,126)	$ (16,066)